Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Group’s long-standing compensation philosophy is to grant executives and eligible employees a mix of time-based restricted stock awards and performance-based restricted stock units, and Group historically has not granted stock options. Annual equity grants typically are made in connection with the regularly scheduled fourth-quarter meeting of the Committee, which is scheduled months in advance without regard to the potential release of major Group announcements. Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In addition, in 2025 Group did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material non-public information.
Award Timing Method	Annual equity grants typically are made in connection with the regularly scheduled fourth-quarter meeting of the Committee, which is scheduled months in advance without regard to the potential release of major Group announcements. Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In addition, in 2025 Group did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material non-public information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false